CONSOLIDATED STATEMENTS OF OPERATIONS (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 7,190	$ 4,127	$ 18,335	$ 17,164
Expenses:
Patient care expense	4,401	2,101	9,442	7,979
Facility rent expense	207	149	594	594
Cost of management fees			0	595
Depreciation and amortization	402	511	2,062	2,255
General and administrative expense	2,231	1,632	5,408	5,412
Loss on lease termination	303	0
Credit loss expense	70	28	668	1,150
Gain on operations transfer	(106)	0
Total expenses	7,508	4,421	18,174	17,985
Income (loss) from operations	(318)	(294)	161	(821)
Other expense:
Interest expense, net	653	674	2,710	2,751
Other expense, net	291	(6)	669	316
Total other expense, net	944	668	3,379	3,067
Net loss	(1,262)	(962)	(3,218)	(3,888)
Preferred stock dividends	(603)	0
Net (loss) profit attributable to Regional Health Properties, Inc. common stockholders	$ (1,865)	$ (962)	$ (3,218)	$ 39,507
Net loss per share of common stock attributable to Regional Health Properties, Inc., basic	$ (0.94)	$ (0.52)	$ (1.73)	$ 21.05
Net loss per share of common stock attributable to Regional Health Properties, Inc., diluted	$ (0.94)	$ (0.52)	$ (1.73)	$ 21.05
Weighted average shares of common stock outstanding:
Basic (in shares)	1,993,000	1,839,000	1,858	1,877
Diluted (in shares)	1,993,000	1,839,000	1,858	1,877
Patient Care Revenues
Revenues:
Patient care and rental revenues	$ 5,642	$ 2,309	$ 11,273	$ 8,835
Total revenues	5,642	2,309	11,273	8,835
Rental Revenue
Revenues:
Patient care and rental revenues	$ 1,548	$ 1,818	$ 7,005	$ 7,069